UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

PMV Adaptive Risk Parity ETF
Ticker: ARP

ANNUAL REPORT		OCTOBER 31, 2023
Investment Adviser: PMV Capital Advisers, LLC

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 888-495-9115; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Dear Shareholders,

I am writing to update you on the performance and developments of the PMV Adaptive Risk Parity ETF (ARP) over the past year. As we navigate through challenging market conditions, it is essential to keep you informed about our outlook and investment strategy.

Investment Strategy

At the core of ARP’s investment strategy lies a comprehensive understanding of how the macroeconomic environment shapes market dynamics. We recognize that economic growth, inflation, and changes in interest rates are pivotal factors influencing asset class returns. This understanding of macroeconomic factors helps PMV to identify investment opportunities and manage risk effectively. The adaptive nature of our risk parity model allows us to respond to changing market conditions and adjust our portfolio allocations accordingly. This flexibility is a key differentiator, enabling us to navigate diverse market environments and deliver a more robust risk-return profile.

Market Overview

The financial landscape in 2023 has continued to be characterized by positive economic growth in the United States despite the rise in interest rates, and decreasing monetary supply, which are designed to slow aggregate demand and bring inflation back down to the central bank’s target rate. Continued economic growth has been a net positive for assets like equities and commodities, and a net negative for other assets like bonds.

Performance Highlights

ARP commenced operations on December 21, 2022 and as of October 31, 2023 has returned -0.70%. The benchmark, Wilshire Risk Parity -10% Target Volatility Index returned -0.26% over the same timeframe. The performance of ARP has been relatively stable since its launch in December 2022, despite being a period of volatility for most of the asset classes that comprise our investable universe. PMV has been pleased with the low volatility and drawdown profile exhibited by the fund.

Risk Management

At PMV, risk management is at the core of our investment philosophy. We employ sophisticated risk models and continuously monitor market dynamics to identify potential risks and opportunities. This disciplined approach ensures that the ARP ETF is well-positioned to navigate turbulent market conditions while aiming to achieve a high degree of risk-adjusted returns.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Expense Management

We are committed to maintaining cost-effective operations, and our team works diligently to manage expenses efficiently. By doing so, we aim to maximize returns for our shareholders and ensure that the ARP ETF remains an attractive investment option.

I would like to express my gratitude for your continued trust and support. Our success is intrinsically linked to the confidence you place in us, and we are committed to upholding the highest standards in managing your investments.

As always, we encourage you to reach out with any questions you may have. Your feedback is invaluable, and we appreciate the opportunity to serve as stewards of your capital.

Thank you for being a valued shareholder of the PMV Adaptive Risk Parity ETF.

Sincerely,

Daniel Snover, CFA

Chief Investment Officer

PMV Capital Advisors

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Past performance is not a guarantee of future results.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Definition of the comparative Index

Wilshire Risk Parity - 10% Target Volatility Index measures the performance of a multi-asset risk parity strategy that utilizes liquid assets while targeting a volatility of 10%.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023*
Cumulative Inception to Date*
PMV Adaptive Risk Parity ETF	-0.70%
Wilshire Risk Parity - 10% Target Volatility Index	-0.26%

Growth of a $10,000 Investment

* Inception date of the Fund is December 21, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

SECTOR WEIGHTINGS (UNAUDITED)†

86.7% Exchange Traded Funds

13.3% Closed-End Fund

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 85.3%

	Shares	Fair Value

lnvesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	135,096	$1,983,209
lnvesco QQQ Trust, Series 1	15,516	5,444,099
iShares Short Treasury Bond ETF	42,702	4,718,571
Vanguard FTSE Developed Markets ETF	15,506	654,973
WisdomTree Bloomberg U.S. Dollar Bullish Fund	226,565	6,339,289

		19,140,141

Total Exchange Traded Funds (Cost $18,868,769)		19,140,141

CLOSED-END FUND — 13.1%
Sprott Physical Gold Trust*	189,204	2,932,662

Total Closed-End Fund (Cost $2,679,483)		2,932,662

Total Investments - 98.4% (Cost $21,548,252)		$22,072,803

Percentages are based on Net Assets of $22,425,401.
*	Non-income producing security.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $21,548,252)	$22,072,803
Cash	348,224
Deferred Offering Costs (Note 2)	54,429
Receivable for Advisor Fees	16,698

Total Assets	22,492,154

Liabilities:
Audit Fees Payable	27,300
Payable due to Trustees	10,305
Payable Due to Administrator	6,370
Custody Fees Payable	5,848
Legal Fees Payable	2,144
Chief Compliance Officer Fees Payable	1,853
Payable for Capital Shares Redeemed	100
Other Accrued Expenses and Other Payables	12,833

Total Liabilities	66,753

Commitments and Contingencies †
Net Assets	$22,425,401

Net Assets Consist of:
Paid-in Capital	$22,616,549
Total Accumulated Losses	(191,148)

Net Assets	$22,425,401

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	900,000
Net Asset Value, Offering and Redemption Price Per Share	$24.92

† See Note 5 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF FOR THE PERIOD ENDED OCTOBER 31, 2023(1)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$204,745
Interest	14,448

Total Investment Income	219,193

Expenses:
Investment Advisory Fees	173,546
Administration Fees	64,521
Trustees’ Fees	41,820
Chief Compliance Officer Fees	6,864
Legal Fees	62,799
Audit Fees	27,300
Custodian Fees	14,724
Registration and Filing Fees	13,811
Printing Fees	12,000
Offering Costs	5,708
Transfer Agent Fees	7
Other Expenses	18,128

Total Expenses	441,228

Less:
Waiver of Investment Advisory Fees	(173,546)
Reimbursement from Investment Adviser	(22,064)

Net Expenses	245,618

Net Investment Loss	(26,425)

Net Realized Loss on:
Investments(2)	(493,752)

Net Realized Loss	(493,752)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	524,551

Net Change in Unrealized Appreciation (Depreciation)	524,551

Net Realized and Unrealized Gain	30,799

Net Increase in Net Assets Resulting from Operations	$4,374

(1) Commenced operations on December 21, 2022.

(2) Includes realized gains (losses) as a result of In-Kind transactions (See Note 6 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF

STATEMENT OF CHANGES IN NET ASSETS

PERIOD ENDED OCTOBER 31, 2023(1)
Operations:
Net Investment Loss	$(26,425)
Net Realized Loss(2)	(493,752)
Net Change in Unrealized Appreciation (Depreciation)	524,551

Net Increase in Net Assets Resulting From Operations	4,374

Distributions:	(11,234)

Capital Share Transactions:
Issued	37,653,506
Redeemed	(15,221,245)

Net Increase in Net Assets From Capital Share Transactions	22,432,261

Total Increase in Net Assets	22,425,401

Net Assets:
Beginning of Period	–

End of Period	$22,425,401

Shares Transactions:
Issued	1,500,000
Redeemed	(600,000)

Net Increase in Shares Outstanding From Share Transactions	900,000

(1) Commenced operations on December 21, 2022.

(2) Includes realized gains (losses) as a result of In-Kind transactions (see Note 6 in Notes to Financial Statements).

Amount designated as “-” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

PERIOD ENDED OCTOBER 31, 2023(1)
Net Asset Value, Beginning of Period	$25.11

Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)
Net Realized and Unrealized Loss	(0.15)

Total from Investment Operations	(0.18)

Dividends and Distributions:
Net Investment Income	(0.01)

Total Dividends and Distributions	(0.01)

Net Asset Value, End of Period	$24.92

Total Return‡	(0.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22,425
Ratio of Expenses to Average Net Assets	1.20%††*
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.15%††*
Ratio of Net Investment Income to Average Net Assets	(0.13)%††*
Portfolio Turnover Rate‡‡	272%

(1)	Commenced operations on December 21, 2022.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡‡

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

*	Excludes expenses incurred indirectly as a result of investments in underlying Funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company with 9 funds. The financial statements herein are those of the PMV Adaptive Risk Parity ETF (the “Fund”). The investment objective of the Fund is to seek to generate capital appreciation with lower volatility and reduced correlation to the overall equity market. PMV Capital Advisers, LLC (the “Adviser”), a Texas limited liability company, serves as the Investment Adviser. Vident Advisory, LLC. (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub-Adviser”) served as sub-adviser to the Fund. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on December 21, 2022. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units”. Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions.

When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2023, there were no securities held by the Fund which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Offering Costs — Offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration agreement, are being amortized over a twelve-month period from inception and can be found on the Statement of Assets and Liabilities and Statement of Operations.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The following table discloses the value/cost- of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of October 31, 2023:

Creation Units Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
10,000	$25	$249,200	$25

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the average daily net assets of the Fund. For the period ended October 31, 2023, the Fund incurred $64,521for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with U.S. GAAP, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% of the Fund’s average daily net assets until February 28, 2024 (the “contractual expense limit”).

The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

to the Trust, effective as of the close of business on February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended October 31, 2023.

At October 31, 2023, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until October 31:	Total
12/21/22- 10/31/23	2026	$195,610

At October 31, 2023, there were no waivers that were recouped for the period.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.045% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund for assets between $250 million and $500 million, and 0.035% based on the average daily net assets of the Fund for assets in excess of $500 million, subject to a minimum annual fee of $30,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser, effective as of July 14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to the Fund pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub-Advisory Agreement, except for the date.

6. Investment Transactions:

For the period ended October 31, 2023*, the purchases and sales of investment in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 65,173,027	$65,507,531

There were no purchases or sales of the long-term U.S. Government securities by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

For the period ended October 31, 2023*, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain (Loss)
$ 37,421,873	$15,045,365	$184,288

*Commenced Operation on December 21, 2022.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

At October 31, 2023, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

Distributable Earnings	Paid-in Capital
$(184,288)	$184,288

The tax character of dividends and distributions paid during the period ended October 31, 2023 are as follows:

	Ordinary Income	Total
2023	$11,234	$11,234

As of October 31, 2023, the components of Earnings/Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$215,520
Capital Loss Carryforwards	(569,814)
Unrealized Appreciation	163,146

Total Accumulated Losses	$(191,148)

Funds are permitted to carry forward capital losses indefinitely and such losses will retain

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

their character as either short-term or long-term. As of October 31, 2023, the Funds had capital loss carryforwards as follows:

Short-Term Loss	Long-Term Loss	Total
$569,814	$—	$569,814

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sale and PFICs transactions.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2023, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 21,909,658	$ 544,361	$ (381,215)	$ 163,146

8. Concentration of Risks:

As with all ETFs, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

ETF RISKS — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

TRADING RISK — Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their net asset value (“NAV”). The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the market place. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

face delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ASSET ALLOCATION RISK — The Fund is subject to asset allocation risk, which is the risk that the selection of the exchange traded products (“ETP”) and direct investments in which it invests and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in the Fund is based primarily on the prices of the ETPs and direct investments in which the Fund invests. The price of each ETP is based on the value of its assets. The ability of the Fund to meet its investment objective is directly related to its asset allocation among the ETPs and its direct investments and the ability of the ETPs to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective.

INVESTING IN ETPs RISK — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an Exchange Traded Note (“ETN”) may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Additionally, the ETPs in which the Fund invests may exit the marketplace or no longer be available for purchase on an exchange and no appropriate substitute may exist, reducing the Adviser’s ability to obtain its desired exposures. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities. The Fund is exposed indirectly to the following risks because of its investments in ETPs.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general insignificant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund is exposed, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source. This withholding tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may (i) require an ETP to sell such investments at inopportune times or (ii) prohibit an ETP from selling such investments resulting in a deviation from the ETP’s investment objective, which could result in losses.

EMERGING MARKETS RISK — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIXED INCOME SECURITIES RISK — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

COMMODITIES RISK — Commodities include, among other things, energy products, agricultural products, industrial metals and precious metals. To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

GOLD RISK — Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

LARGE CAPITALIZATION COMPANIES RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. GOVERNMENT SECURITIES RISK — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

CREDIT RISK — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Interest rate risk may be heightened for investments in emerging market countries.

CURRENCY RISK — As a result of an ETP’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the ETP will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad. Additionally, there is a risk that the U.S. dollar may depreciate relative to a basket of foreign currencies when the Fund has long directional exposure to the U.S. dollar.

MOMENTUM RISK — A momentum style of investing may emphasize investing in securities that have had better recent performance compared to other securities. Securities exhibiting marked recent outperformance may be more volatile than securities across the broader market, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. To the extent it has exposure to momentum strategies, the Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted.

TAX RISK — Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes, may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

LARGE PURCHASE AND REDEMPTION RISK — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

QUANTITATIVE INVESTING RISK — Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the inputs used in the model (e.g., asset correlation, standard deviation, and market price return), the weight placed on each input, and changes from the inputs’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

MANAGEMENT RISK — As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Adviser.

OPERATIONAL RISK — The Fund, the Adviser, the Sub-Adviser and each of their service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology, or systems failures, any of which may have an adverse impact on the Fund.

PORTFOLIO TURNOVER RISK — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

NEW FUND RISK — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and would cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

NEW ADVISER RISK — The Adviser is a newly formed investment adviser with no prior experience managing registered investment companies. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

9. Other:

At October 31, 2023, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of PMV Adaptive Risk Parity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PMV Adaptive Risk Parity ETF (one of the funds constituting The Advisors’ Inner Circle Fund II, referred to hereafter as the “Fund”) as of October 31, 2023, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 21, 2022 (commencement of operations) through October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in its net assets and the financial highlights for the period December 21, 2022 (commencement of operations) through October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 28, 2023

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023

We have served as the auditor of one or more investment companies in PMV Capital Advisers, LLC since 2023.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other ETFs. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2023 to October 31, 2023, unless otherwise noted below.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other ETFs. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all ETFs to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other ETFs.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/23	Ending Account Value 10/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$992.80	1.20%	$6.03
Hypothetical 5% Return	1,000.00	1,019.16	1.20	6.11

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

(Intentionally left blank)

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be “interested” person of the Trust as that

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations In the Past Five Years
INTERESTED TRUSTEES 3 4
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

1.

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2.

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3.	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4.	Trustees oversee 9 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-495-9115. The following chart lists Trustees and Officers as of October 31, 2023.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2022.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served[1]	Principal Occupation(s) in the Past Five Years
INDEPENDENT TRUSTEES[3]
Kathleen Gaffney (Born: 1961)	Trustee (since 2022)	Retired since 2019. Vice President and Portfolio Manager, Eaton Vance Management from 2012 to 2019.
Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.
Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.
Bruce Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
Monica Walker (Born: 1958)	Trustee (since 2022)	Retired since 2017. Co-Founder, Chairman, Chief Executive Officer and Chief Investment Officer, Holland Capital Management, LLC from 1991 to 2017.

1.

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2.

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3.	Trustees oversee 9 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Director of The Korea Fund, Inc. to 2019. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018. Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation(s) in the Past Five Years

OFFICERS (continued)

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Coordinator (since 2023)	Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On July 14, 2023, all the operations of the Fund’s former sub-adviser, Vident Investment Advisory, LLC, (“VIA”) were assumed by Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA”) pursuant to a purchase agreement signed on March 24, 2023 (the “Transaction”). VIA no longer exists as a legal entity, but its liabilities, assets, and personnel are now a part of VA. The Transaction was deemed to have resulted in a change of control of VIA under the 1940 Act, resulting in the assignment, and automatic termination, of the prior investment sub-advisory agreement between PMV Capital Advisers, LLC (the “Adviser”) and VIA (the “Prior Sub-Advisory Agreement”). Section 15(a)(4) of the 1940 Act requires the automatic termination of an advisory or sub-advisory contract when it is assigned. In anticipation of the Transaction, a Board meeting was held on May 24, 2023 (the “Board Meeting”) to decide whether to approve an interim sub-advisory agreement between the Adviser and VA (the “Interim Sub-Advisory Agreement”) and a new sub-advisory agreement between the Adviser and VA (the “New Sub-Advisory Agreement”).

In preparation for the Board Meeting, the Trustees requested that the Adviser, VIA and VA furnish information necessary to evaluate the terms of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, VIA and VA and other service providers of the Fund presented or submitted to the Board at the Board Meeting to help them decide whether to approve the Interim Sub-Advisory Agreement for a term of up to 150 days and the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, VIA and VA regarding: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that VIA and VA were undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by VA; (iii) VA’s operations and financial condition; (iv) VA’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed sub-advisory fee to be paid to VA; (vi) VA’s compliance program; and (vii) VIA’s investment management personnel.

The trustees who are not parties to the Interim Sub-Advisory Agreement or New Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New Sub-Advisory Agreement (the “Independent

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

Trustees”) received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser, VIA and VA.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, VIA, VA and other service providers of the Fund, approved the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement. In considering the approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by VA; (ii) the investment performance of the Fund and VIA; and (iii) the fee to be paid to VA, as discussed in further detail below. In addition, the Board considered representations from VA that the Transaction was not expected to result in any material changes to the nature, extent and quality of the services to be provided to the Fund, and that the portfolio managers for the Fund were not expected to change in connection with the Transaction.

Nature, Extent and Quality of Services to be Provided by VA

In considering the nature, extent and quality of the services to be provided by VA, the Board reviewed the portfolio management services to be provided by VA to the Fund, including the quality of the continuing portfolio management personnel, the resources of VA and VA’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, and noted that (1) the Interim Sub-Advisory Agreement has the same advisory fee as, and is substantially the same as, the Prior Agreement, except with respect to certain provisions that are required by law; and (2) that the New Sub-Advisory Agreement has the same sub-advisory fee as, and does not materially differ from, the Prior Sub-Advisory Agreement. The Trustees also reviewed VA’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of VA. The most recent investment adviser registration form (“Form ADV”) for VIA was available to the Board, as was the response of VIA and VA to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by VA to the Fund.

The Trustees also considered other services to be provided to the Fund by VA such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by VA would be satisfactory.

Investment Performance of the Fund and VIA

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

The Board was provided with regular reports regarding the Fund’s performance, and VIA’s contribution thereto, over various time periods. Representatives from VIA provided information regarding, and led discussions of factors impacting, VIA’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that VIA’s performance was satisfactory, or, where VIA’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by VIA in an effort to improve performance. Based on this information and the representation that the portfolio managers of the Fund will continue to serve as portfolio managers of the Fund as employees of VA following the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that VIA had been able to achieve for the Fund were sufficient to support approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement.

Costs of Advisory Services

In considering the sub-advisory fee payable by the Adviser to VA, the Trustees reviewed, among other things, a report of the proposed sub-advisory fee to be paid to VA. The Trustees considered that the fee payable to VA would be the same as the fee payable to VIA. The Trustees also considered that the Adviser, not the Fund, would pay VA pursuant to the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, and had likewise paid VIA pursuant to the Prior Sub-Advisory Agreement. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by VA.

Profitability and Economies of Scale

Because VA is new to the Fund and has not managed Fund assets, it was not possible to determine the profitability that VA might achieve with respect to the Fund or the extent to which economies of scale would be realized by VA as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding VA’s profitability, or the extent to which economies of scale would be realized by VA as the assets of the Fund grow, but will do so during future considerations of the New Sub-Advisory Agreement.

Approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the Interim Sub-Advisory Agreement for a term of up to 150 days and the New Sub-Advisory Agreement for an initial term of two years, and agreed to recommend the approval of the

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

New Sub-Advisory Agreement to the Fund’s shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

LIQUIDITY RISK MANGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 23, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

The Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

●	During the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

●	No material changes have been made to the Program during the period covered by the report.

In connection with the Fund’s operation as an ETF, the Program Administrator’s report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a October 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended October 31, 2023, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Total Distribution	Dividends Qualifying for Corporate Dividends Received Deduction(1)
0.00%	0.00%	100.00%	100.00%	0.00%

Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Qualified Short-Term Capital Gain(6)
0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF OCTOBER 31, 2023 (Unaudited)

SUPPLEMENTAL INFORMATION

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding the Fund’s premiums and discounts is available on the Fund’s website at www.pmvcapital.com/arp.

NOTES

PMV ADAPTIVE RISK PARITY ETF

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

888-495-9115

Investment Adviser:

PMV Capital Advisers, LLC

15660 Dallas Parkway, Suite 1250

Dallas, Texas 75248

Investment Sub-Adviser:

Vident Investment Advisory, LLC

1125 Sanctuary Pkwy., Suite 515

Alpharetta, Georgia 30009

Distributor:

SEI Investments Distribution

Co. One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PMV-AR-001-0100

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$133,050	None	None	$107,050	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2023 and 2022, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 9, 2024